Significant Risks (Tables)	6 Months Ended
Sep. 30, 2024
Significant Risks [Abstract]
Schedule of Company’s Revenues and Their Respective Outstanding Balances	For the six months ended September 30, 2024, 2023 and 2022, customers who accounted for 10% or more of the Company’s revenues and their respective outstanding balances at period end dates, are presented as follows:
	For the six months ended September 30, 2024		As of September 30, 2024
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer A	$321,348	46%	$75,423	4%

	For the six months ended September 30, 2023		As of September 30, 2023
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer B	$296,823	40%	$49,482	8%
Customer C	148,412	20%	-	-
Total:	$445,235	60%	$49,482	8%
	For the six months ended September 30, 2022		As of September 30, 2022
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer D	$227,852	19%	$-	-%
Customer E	200,683	17%	-	-
Total:	$428,535	36%	$-	-%